FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2011
Financial Expenses Disclosure [Abstract]
Financial Expenses Disclosure [Text Block]
NOTE 16:-	FINANCIAL INCOME (EXPENSES), NET

	Year ended December 31,
	2009	2010	2011

Financial expenses:
Interest	$(4,739)	$(318)	$(346)
Amortization of marketable securities premiums and accretion of discounts, net	(253)	-	(416)
Exchange rate	-	(99)	(612)
Others	(232)	(228)	(133)

	(5,224)	(645)	(1,507)
Financial income:
Interest and others	2,376	551	1,930
Exchange rate	104	-	-

	2,480	551	1,930

	$(2,744)	$(94)	$423